Leases (Tables) - DIAMIR BIOSCIENCES CORP. [Member]	12 Months Ended
May 31, 2025
Leases (Tables) [Line Items]
Schedule of Supplemental Cash Flow Information and Non Cash Activity Related to Lease

Supplemental cash flow information and non-cash activity related to leases include the following in the years ended May 31:

	2025	2024
Cash paid on operating lease liabilities	$42,052	$40,827
Right of use assets acquired under operating leases	$39,083	$37,319

Schedule of Lease Terms and Discount Rates	Lease terms and assumed discount rates are as follows:
	May 31, 2025	May 31, 2024
Average lease term	1.6 years	1.6 years
Discount rate	10%	10%

Schedule of Minimum Lease Payments

Minimum lease payments under leases with terms greater than one year are as follows:

Year	Amount
Year ending May 31, 2026	$43,313
Year ending May 31, 2027	25,703
Total	69,016
Less imputed interest	(4,935)
Lease liability	$64,081